CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock and additional paid-in capital	Treasury Stock	Share-based Compensation	Accumulated (Deficit) Retained Earnings	Available-for-sale Securities	Securities at Fair Value Through Other Comprehensive Income	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 312,148	$ (2,643)	$ 16,666	$ (87,183)	$ 461		$ 38,331	$ 277,780	$ 2,169	$ 279,949
Balance (in shares) at Dec. 31, 2017	12,600,448	(65,647)
Change in accounting policy (see Note 2B(i))				524	$ (461)	$ (63)
Net (loss) income				112,276				112,276	(65)	112,211
Dividends paid									(805)	(805)
Return of capital									(52)	(52)
Share based compensation			69					69		69
Disposition of a subsidiary				(6,284)			(157)	(6,441)	6,441
Net fair value loss						(78)		(78)		(78)
Net exchange differences							2,770	2,770	342	3,112
Balance at Dec. 31, 2018	$ 312,148	$ (2,643)	16,735	19,333		(141)	40,944	386,376	8,030	394,406
Balance (in shares) at Dec. 31, 2018	12,600,448	(65,647)
Net (loss) income				(18,553)				(18,553)	150	(18,403)
Issuance of shares in a subsidiary to non-controlling interest				229				229	510	739
Net fair value loss						(4)		(4)		(4)
Exercise of stock options	$ 339		(108)					231		231
Exercise of stock options (in shares)	20,000
Net exchange differences							(14,667)	(14,667)	(288)	(14,955)
Balance at Dec. 31, 2019	$ 312,487	$ (2,643)	16,627	1,009		(145)	26,277	353,612	8,402	362,014
Balance (in shares) at Dec. 31, 2019	12,620,448	(65,647)
Net (loss) income				369				369	(157)	212
Issuance of shares in a subsidiary to non-controlling interest									8	8
Dividends paid									(37)	(37)
Disposition of a subsidiary									(960)	(960)
Net fair value loss										53
Net fair value (loss) gain						53		53		53
Net exchange differences							7,510	7,510	(76)	7,434
Balance at Dec. 31, 2020	$ 312,487	$ (2,643)	$ 16,627	$ 1,378		$ (92)	$ 33,787	$ 361,544	$ 7,180	$ 368,724
Balance (in shares) at Dec. 31, 2020	12,620,448	(65,647)